Summary of pensioner retiring age (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Male [member]
IfrsStatementLineItems [Line Items]
Pensioner retiring age period	21 years	21 years
Female [member]
IfrsStatementLineItems [Line Items]
Pensioner retiring age period	24 years	24 years